UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                         Commission File Number 0-29804

                           NOTIFICATION OF LATE FILING

(Check one) [X] Form 10-K and Form 10-KSB [ ] Form 20-F [ ] Form 11-K
            [ ] Form 10-Q and Form 10-QSB Form [ ] N-SAR
            For Period Ended DECEMBER 31, 2003

            [X] Transition Report on Form 10-K and Form 10-KSB
            [ ] Transition Report on Form 20-F
            [ ] Transition Report on Form 11-K
            [ ] Transition Report on Form 10-Q and Form 10-QSB
            [ ] Transition Report on Form N-SAR
            For the Transition Period Ended:

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I--REGISTRANT INFORMATION

Full Name of Registrant:   SecureCARE Technologies, Inc.
                         -------------------------------------------------------

Former Name of Registrant:    eClickMD, Inc.
                          ------------------------------------------------------

Address of Principal Executive Office (Street and Number):

  3001 Bee Caves Road Suite 250 Austin, Texas 78746
--------------------------------------------------------------------------------

PART II--RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25b, the following should be completed. (Check box if appropriate):

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Forms 10-K, 10-KSB, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Forms 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III--NARRATIVE

State below in reasonable detail the reasons why the Forms 10-K, 10-KSB, 20-F, 11-K, 10-Q,10-QSB, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

      The Company has not been able to compile the requisite financial data and other narrative information necessary to enable it to have sufficient time to complete the Company's Annual Report on Form 10-KSB by March 31, 2004, the required filing date, without unreasonable effort and expense.

PART IV--OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

 Neil Burley                      512                      439-3905
--------------------           -----------        ----------------------------
    (NAME)                     (AREA CODE)            (TELEPHONE NUMBER)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) been filed? If answer is no, identify report(s). [X] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                    [X] Yes  [ ]  No

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

As previously reported, On May 13, 2003 (the "Commencement Date") eClickMD, Inc., (the "Company") filed a voluntary petition under Chapter 11 of Title 11 of the United States Bankruptcy Code (the "Bankruptcy Code") in the United States Bankruptcy Court for the Western District of Texas (the "Bankruptcy Court"), Case No. 03-12387. During the course of its Chapter 11 proceeding, the Company operated its business and managed its assets as a debtor-in-possession pursuant to sections 1107(a) and 1108 of the Bankruptcy Code.

On August 6, 2003, the Company filed a proposed Disclosure Statement and Joint Plan of Reorganization, dated August 5, 2003, (the "Plan") with the Bankruptcy Court. On October 23, 2003, after notice and a hearing, the Bankruptcy Court signed the Disclosure Statement Order, approving the Company's Disclosure Statement. On October 24, 2003, the Debtors commenced the solicitation of holders of claims entitled to vote to accept or reject the Plan. A copy of the Plan (as amended by the Bankruptcy Court's Confirmation Order, (the "Confirmation Order") dated December 2, 2003) is attached as exhibit 2.1 and incorporated by reference herein. Capitalized terms used but not defined herein shall have the meaning assigned to them in the Plan.

On December 2, 2003, after notice and a hearing, the Bankruptcy Court entered its Findings of Fact, Conclusions of Law and Order confirming the Debtor's Joint Plan of Reorganization dated as of August 5, 2003 (the "Confirmation Order"). The Bankruptcy Court's Confirmation Order is attached hereto as Exhibit 2.2 and incorporated herein by reference. The Plan became final and non-appealable on December 13, 2003.

The Effective Date of the Plan is December 15, 2003.

SUMMARY OF THE PLAN

The following is a summary of the material features of the Plan and is qualified in its entirety by reference to the Plan itself.

Among other things, the Plan generally provides that all existing equity interests and rights in the Debtor will be cancelled. The Debtor's sole Secured Creditor will receive Ninety Seven and One-Half Percent (97.50%) of the New Common Shares of the reorganized Debtor. Unsecured Creditors will receive Two and One-Half Percent (2.50%) of the New Common Shares of the reorganized Debtor, a cash dividend equal to Two and One-Half Percent (2.50%) of the amount of their Allowed Claim, and an assignment of the Debtor's rights under a pre-petition judgment in the amount of approximately $1 million, entered in favor of the Debtor. Equity interest holders in the Debtor each will receive 100 shares of New Common Stock, regardless of the size of their pre-petition equity interests. Post-Petition secured loans to the Debtor shall continue for one (1) year following the Confirmation Date in accordance with the terms of the Court's Order Authorizing Post-Petition Financing, and pursuant to the forms of Post-Petition Senior Secured Promissory Notes attached as exhibits to the Disclosure Statement.

Accordingly, the Company anticipates that substantially all of the Liabilities Subject to Compromise, approximately $4.7 million as of May 13, 2003 (the "Commencement Date") will be written off to Net Income as Forgiveness of Debt ($3.1 million) and Additional Paid in Capital ($1.6 Million) in December 2003. This gain will have a material impact on the financial results of the Company for the Fourth Quarter and Fiscal Year End 2003.


                  SecureCARE Technologies, Inc. (name change effective 02/25/04)
                  --------------------------------------------------------------
                  (Name of Registrant as Specified In Charter)

has caused this notification to be signed on its behalf by the undersigned hereto duly authorized

Dated:  March 31, 2004


By: /s/ NEIL BURLEY
    -----------------------------
    Neil Burley
    Chief Financial Officer


--------------------------------------------------------------------------------
INSTRUCTION: The form may be signed by and executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION
      Intention misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).